Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions

17. Related Party Transactions

The following is a description of transactions since January 1, 2023 as to which the amount involved exceeds the lesser of $0.1 million or one percent (1%) of the average of total assets at year-end for the last two completed fiscal years, which was $0.2 million, and in which any related person has or will have a direct or indirect material interest, other than equity, compensation, termination and other arrangements.

Aegis Security Insurance Company

On October 7, 2022, the Company entered into a Note Purchase Agreement with Aegis. Pursuant to the Note Purchase Agreement, Aegis purchased from the Company a secured promissory note in the principal amount of $4.5 million (the “Aegis Note”). $3.3 million of the purchase price was paid to TQLA, LLC to satisfy a Note purchased from TQLA earlier in 2022. See discussion of the Aegis transaction in Note 12. Patrick Kilkenny is the principal owner of Aegis. TQLA LLC is owned by Stephanie Kilkenny, a member of the Company’s Board of Directors, and her husband, Patrick Kilkenny.

LD Investments LLC and Aegis Security Insurance Company

On September 29, 2023, the Company entered into a Secured Promissory Note with LDI in the principal amount of $1.4 million, representing advances made by LDI to the Company between December 2022 and August 2023. Patrick Kilkenny is the principal owner of LDI. Patrick Kilkenny is the spouse of Stephanie Kilkenny, a member of the Company’s Board of Directors.

On September 29, 2023, the Company entered into the DSA with LDI, Aegis Security Insurance Company (of which Patrick Kilkenny is the principal owned) and other creditors. See: Note 16, Stockholders Equity – Debt Satisfaction Agreement. The entire principal and interest on the LDI Note were exchanged for equity issued to the SPV, in which LDI holds a 21% interest.

2024 Secured Notes

During February 2024, LDI advanced the Company $0.6 million. On May 16, 2024, the Company entered into a Loan Agreement with LDI, see: Note 13, Secured Credit Facilities - 2024 Secured Notes.

18. Related Party Transactions

The following is a description of transactions since January 1, 2022 as to which the amount involved exceeds the lesser of $0.1 million or one percent (1%) of the average of total assets at year-end for the last two completed fiscal years, which was $0.3 million, and in which any related person has or will have a direct or indirect material interest, other than equity, compensation, termination and other arrangements.

TQLA, LLC

During 2022, the Company entered into a Secured Line of Credit Promissory Note (the “TQLA Note”) with TQLA LLC and amended it twice for total borrowing of $3.3 million. TQLA LLC is owned by Stephanie Kilkenny, a member of the Company’s Board of Directors, and her husband, Patrick Kilkenny.

Aegis Security Insurance Company

On October 7, 2022, the Company entered into a Note Purchase Agreement with Aegis. Pursuant to the Note Purchase Agreement, Aegis purchased from the Company a secured promissory note in the principal amount of $4.5 million (the “Aegis Note”). $3.3 million of the purchase price was paid to TQLA, LLC to satisfy the TQLA Note. See discussion of the Aegis transaction in Note 12. Patrick Kilkenny is the principal owner of Aegis.

LD Investments LLC

On September 29 2023, the Company entered into a Secured Promissory Note with LDI in the principal amount of $1.4 million, representing advances made by LDI to the Company between December 2022 and August 2023. Patrick Kilkenny is the principal owner of LDI.

On September 29, 2023, the Company entered into the DSA with LDI and other creditors. See: Note 16, Stockholders Equity – Debt Satisfaction Agreement. The entire principal and interest on the LDI Note were exchanged for equity issued to the SPV, in which LDI holds a 21% interest.

Beeline Financial Holdings Inc [Member]
Related Party Transactions

NOTE 9 - RELATED PARTY TRANSACTIONS

Beeline has received, as noted in Note 8 - Loans Payable, convertible notes with related parties, including officers and directors.

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

On June 4, 2024, all of the related party convertibles notes were converted to common stock and series B preferred stock (see Note 8).

NOTE 9 - RELATED PARTY TRANSACTIONS Beeline has received, as noted in Note 8 - Loans Payable and Convertible Notes with related parties, including officers, directors, and affiliates.